Quarterly Holdings Report
for

Fidelity® Municipal Bond Index Fund

March 31, 2021

MBL-QTLY-0521
1.9894014.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Alabama - 1.2%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,519
Series 2017 A, 4% 6/1/37	25,000	28,631
Series 2017 B, 5% 9/1/26	75,000	92,374
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	32,690
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	175,681
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,212
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	124,949
Series A, 4% 6/1/22	30,000	31,253
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	32,265
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	42,033
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,191
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	53,898
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	61,317
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,141
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	54,699
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,689
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	154,176
Series 2017 B1, 3.25% 9/1/31	5,000	5,414
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	52,665
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,666

TOTAL ALABAMA		1,102,463

Alaska - 0.4%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	108,716
Series 2015 B, 5% 8/1/27	50,000	59,141
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/22 (b)	165,000	165,325

TOTAL ALASKA		333,182

Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	40,480
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,332
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,531
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	62,589
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	201,613
Series 2017 D, 5% 7/1/25	15,000	17,716
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	109,184
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,470
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	54,912
Series 2011 A, 5% 12/1/25	65,000	67,069
Series 2016 A, 5% 1/1/27	50,000	62,218
Series A:
5% 12/1/24	110,000	113,502
5% 1/1/31	40,000	50,145
5% 1/1/36	40,000	48,310
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	65,900
5.25% 12/1/24	10,000	11,523
5.25% 12/1/26	15,000	18,253
Series 2007, 5.25% 12/1/23	20,000	22,312
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	53,250
Series 2020 A, 4% 8/1/44	100,000	115,445

TOTAL ARIZONA		1,208,754

Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	138,089
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,532

TOTAL ARKANSAS		178,621

California - 20.6%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,907
5% 10/1/36	20,000	23,452
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	124,144
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	85,347
0% 9/1/32 (FSA Insured)	105,000	83,826
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	58,061
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,920
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	141,012
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,218
Series 2017 S7, 4% 4/1/47	5,000	5,672
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	41,949
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	47,193
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	39,947
Series S7, 5% 4/1/24	195,000	221,747
Brea Redev. Agcy. 0% 8/1/29 (AMBAC Insured)	105,000	90,900
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	125,000	150,862
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	46,097
Series BA, 5% 12/1/32	65,000	84,848
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	70,000	59,230
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,306
Series T1, 5% 3/15/39	30,000	43,037
Series U6, 5% 5/1/45	35,000	52,090
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	78,435
Series 2013:
5% 9/1/26	75,000	83,315
5% 9/1/27	55,000	61,084
5% 11/1/30	25,000	27,935
Series 2014:
5% 11/1/22	90,000	96,867
5% 10/1/23	35,000	39,153
5% 11/1/23	50,000	56,117
5% 12/1/24	155,000	174,262
5% 10/1/28	30,000	34,716
Series 2015:
5% 8/1/23	25,000	27,781
5% 8/1/26	75,000	87,661
5% 8/1/26	65,000	77,403
5% 9/1/26	20,000	23,872
5% 9/1/28	50,000	59,367
5% 8/1/29	20,000	23,666
5% 8/1/30	170,000	197,436
5% 8/1/45	40,000	46,828
5.25% 8/1/30	95,000	113,512
Series 2016:
3% 9/1/33	120,000	129,638
4% 9/1/28	110,000	128,381
4% 9/1/35	50,000	57,186
5% 9/1/22	105,000	112,163
5% 9/1/24	45,000	52,109
5% 9/1/26	85,000	104,945
5% 8/1/27	45,000	55,240
5% 9/1/30	15,000	18,367
5% 9/1/30	75,000	76,478
5% 9/1/32	50,000	61,106
5% 9/1/45	10,000	12,021
Series 2017:
3.5% 8/1/27	25,000	29,205
4% 8/1/37	25,000	29,148
5% 11/1/22	70,000	75,341
5% 11/1/27	75,000	95,116
Series 2019:
3% 10/1/33	70,000	78,434
3% 10/1/34	50,000	55,675
4% 4/1/25	45,000	51,411
5% 4/1/25	105,000	124,111
5% 4/1/27	10,000	12,501
5% 4/1/35	5,000	5,667
5% 4/1/36	75,000	84,927
5% 8/1/36	100,000	126,111
Series 2020:
2% 11/1/36	60,000	60,114
3% 3/1/28	50,000	57,172
3% 11/1/35	250,000	280,945
4% 3/1/28	40,000	48,414
4% 3/1/50	40,000	46,576
5% 3/1/32	50,000	65,626
5% 3/1/32	50,000	65,626
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	84,557
Series 2011 D, 5% 8/15/25 (Pre-Refunded to 8/15/21 @ 100)	125,000	127,206
Series 2013 A:
4% 3/1/43	35,000	36,466
5% 3/1/22	35,000	36,496
Series 2015, 5% 11/15/26	50,000	60,151
Series 2016 A, 3% 10/1/41	50,000	52,044
Series 2016 B:
5% 11/15/46	15,000	17,489
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,387
Series 2017 A, 5% 11/1/27	20,000	25,482
Series 2018 A:
4% 11/15/42	15,000	16,963
5% 11/15/26	35,000	43,030
5% 11/15/33	25,000	31,073
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	18,295
5% 10/1/29	25,000	30,299
Series 2018, 5% 10/1/26	25,000	31,016
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,672
California Pub. Works Board Lease Rev. Series D, 5% 9/1/21	95,000	96,887
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	24,010
5% 11/1/43	40,000	47,167
Series 2016 A:
3.125% 11/1/36	50,000	53,127
5% 11/1/45	125,000	148,082
Series 2017 A, 5% 11/1/21	50,000	51,410
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	44,560
5% 1/1/32	20,000	24,063
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	32,905
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	99,052
Series 2017 A, 5% 4/1/47	55,000	61,673
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (c)	180,000	215,853
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,412
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,845
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,267
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	273,418
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	100,115
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,314
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	159,347
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,566
Series 2017 B, 5% 6/1/27	5,000	6,315
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	30,719
0% 8/1/38	65,000	42,527
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	63,034
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,837
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	37,774
0% 1/1/29 (Escrowed to Maturity)	20,000	18,092
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	38,967
5% 1/15/42 (FSA Insured)	85,000	94,150
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	46,338
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,585
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,436
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	234,181
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,687
Series 2015 A:
5% 6/1/35	20,000	23,336
5% 6/1/40	20,000	23,237
5% 6/1/45	65,000	75,390
Series 2018 A:
5% 6/1/21	25,000	25,188
5% 6/1/22	90,000	94,979
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,583
Series 2016 B, 3% 8/1/45	20,000	20,717
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	79,786
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	33,847
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	90,525
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	111,663
Series 2016, 3% 8/1/32	35,000	37,900
Series B, 0% 8/1/35	150,000	111,551
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	37,877
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	34,690
Series C, 5% 8/1/22	25,000	26,594
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,934
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	11,563
Series K, 4% 8/1/35	20,000	23,239
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,909
Series 2020 A, 4% 6/1/36	250,000	303,802
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/37 (b)	75,000	90,293
Series 2018 D, 5% 5/15/22 (b)	80,000	84,186
Series A:
5% 5/15/36 (b)	50,000	61,914
5% 5/15/38	50,000	57,711
Series B, 5% 5/15/34 (b)	10,000	12,341
Series C, 5% 5/15/33 (b)	90,000	109,476
Series D, 5% 5/15/26 (b)	65,000	78,543
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,836
5% 7/1/24	140,000	151,578
Series 2014 C:
4% 7/1/22	55,000	57,641
5% 7/1/29	40,000	45,780
Series 2014 D, 5% 7/1/44	45,000	51,004
Series 2017 A, 5% 7/1/28	5,000	6,204
Series A, 5% 7/1/31	15,000	18,824
Series B:
5% 7/1/29	50,000	56,202
5% 7/1/30	55,000	71,104
5% 7/1/30	40,000	44,168
Series C, 5% 7/1/37	25,000	32,074
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	21,198
Series 2014 A, 5% 7/1/44	25,000	28,336
Series 2016 B, 5% 7/1/29	50,000	60,033
Series A:
5% 7/1/33	25,000	31,351
5% 7/1/33	20,000	24,638
Series B, 5% 7/1/25	25,000	27,688
Series C, 5% 7/1/23	90,000	95,414
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	182,585
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	40,467
Series 2014 C:
5% 7/1/23	50,000	55,329
5% 7/1/24	40,000	46,003
Series 2016 A, 5% 7/1/40	30,000	35,035
Series 2018 B1, 5% 7/1/23	95,000	105,124
Series 2019 A, 5% 7/1/28	130,000	168,007
Series 2020, 5% 7/1/25	10,000	11,917
Series A:
5% 7/1/22	60,000	63,608
5% 7/1/22	40,000	42,405
5% 7/1/24	5,000	5,750
5% 7/1/29	5,000	6,564
5% 7/1/30	50,000	65,454
Series B, 5% 7/1/25	90,000	107,256
Series C, 5% 7/1/28	55,000	63,043
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	74,260
4% 8/1/47	135,000	152,930
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	72,162
Montebello Unified School District Series A, 5% 8/1/41	50,000	60,029
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	70,113
Series 2009 B, 6.5% 11/1/39	25,000	39,916
Newport Mesa Unified School District:
Series 2011:
0% 8/1/36	230,000	171,205
0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	17,136
Series 2017, 0% 8/1/39	95,000	53,595
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,778
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	62,466
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	93,072
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	147,310
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	28,567
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (c)	50,000	54,561
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,088
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,644
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	169,181
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40	100,000	109,796
Sacramento City Fing. Auth. Rev. Series 2005 A, 0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	68,440
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	91,269
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,256
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	353,370
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	180,000	101,999
Series 2016, 5% 8/1/41	5,000	6,013
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	59,795
San Diego County Wtr. Auth. Rev. Series 2016 B, 5% 5/1/38	185,000	220,972
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	216,310
5.25% 8/1/47	30,000	37,584
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	55,659
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,415
Series 2008 E, 0% 7/1/49	125,000	61,498
Series 2009 1, 0% 7/1/30	50,000	43,391
Series A, 0% 7/1/31	15,000	12,666
Series B, 3.25% 7/1/48	95,000	101,702
Series C:
0% 7/1/30	60,000	52,069
0% 7/1/43	10,000	5,876
Series F1, 5.25% 7/1/28	30,000	39,272
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,476
Series R1, 0% 7/1/30	35,000	30,374
Series R3, 5% 7/1/21	10,000	10,118
Series R4, 5% 7/1/28	70,000	82,967
Series R5, 5% 7/1/26	50,000	61,581
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,214
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,518
Series A1, 5% 8/1/47	80,000	98,839
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	36,790
Series 2016 A, 5% 5/1/26	25,000	30,525
Series 2017 A, 5% 5/1/47 (b)	40,000	46,886
Series 2017 D:
5% 5/1/24 (b)	35,000	39,839
5% 5/1/25 (b)	105,000	123,398
Series 2019 A, 5% 5/1/49 (b)	25,000	29,956
Series 2019 D:
5% 5/1/26	135,000	164,835
5% 5/1/39	30,000	37,364
Series 2020 A, 4% 5/1/39 (b)	15,000	17,385
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	33,668
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	152,522
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	17,608
Series 2020 A, 5% 11/1/50	85,000	108,263
Series D, 5% 11/1/28	40,000	50,577
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	58,890
0% 1/1/26 (Escrowed to Maturity)	30,000	28,968
0% 1/1/28 (Escrowed to Maturity)	35,000	32,397
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	75,168
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,151
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	71,555
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	40,600
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	88,673
Series 2017 B, 5% 3/1/42	20,000	23,778
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	168,492
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	151,604
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	149,913
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	18,841
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (c)	50,000	56,317
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	209,037
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,635
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	89,554
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	157,915
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	212,586
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	44,479
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	5,000	5,339
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,904
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	95,707
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	64,679
Univ. of California Revs.:
Series 2012 G, 3.5% 5/15/37	60,000	61,382
Series 2016, 5% 5/15/35	135,000	162,303
Series 2017 AV, 5% 5/15/47	65,000	79,736
Series 2018 AZ, 4% 5/15/24	150,000	167,329
Series AF, 5% 5/15/24	55,000	60,486
Series AM, 5.25% 5/15/37	10,000	11,425
Series AO, 5% 5/15/23	15,000	16,530
Series AY, 5% 5/15/28	20,000	25,022
Series I:
5% 5/15/23	75,000	82,565
5% 5/15/25	50,000	59,283
5% 5/15/28	40,000	47,211
Series M, 5% 5/15/36	80,000	98,625
Series O, 4% 5/15/29	25,000	30,146
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	93,739
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	231,582
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,821
0% 8/1/28	60,000	53,855
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,377

TOTAL CALIFORNIA		19,080,331

Colorado - 1.2%
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	178,769
Series 2018 A, 4% 11/15/48	100,000	112,787
Series 2019 A, 5% 11/1/29	35,000	45,601
Series 2019 A1:
4% 8/1/44	55,000	61,025
5% 8/1/26	60,000	72,396
Colorado Health Facilities Auth. Rev. Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	53,165
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	27,401
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,691
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,662
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	48,495
Series 2017 A, 5% 11/15/28 (b)	30,000	37,096
Series 2018 A, 5% 12/1/36 (b)	60,000	82,510
Series 2018 B, 3.5% 12/1/35	15,000	16,540
Series 2019 C, 5% 11/15/31	30,000	38,705
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	55,078
Series 2017, 5% 12/1/26	50,000	59,411
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,961
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,296
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,779
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,731
Series 2016 B1, 2.75% 6/1/30	85,000	91,019

TOTAL COLORADO		1,100,118

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	17,198
Series 2015 B, 3.375% 6/15/29	25,000	27,127
Series 2016 A, 5% 3/15/26	30,000	36,244
Series 2017 A, 5% 4/15/27	25,000	31,016
Series 2019 A:
5% 4/15/21	70,000	70,094
5% 4/15/27	25,000	31,016
Series 2020 C, 4% 6/1/31	30,000	36,497
Series A, 5% 3/15/28	35,000	40,739
Series B, 5% 1/15/24	50,000	56,460
Series C, 4% 6/15/24	220,000	245,256
Series D:
4% 8/15/31	15,000	17,069
5% 4/15/26	25,000	30,277
Series E:
3.375% 10/15/36	30,000	32,122
5% 9/15/25	30,000	35,794
5% 10/15/25	30,000	35,890
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	239,620
Series 2019 A, 4% 7/1/34	30,000	34,099
Series 2020 A, 5% 7/1/30	50,000	63,297
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	30,000	32,039
Series 2018 A, 3.5% 5/15/33	30,000	32,785
Series B1, 3.45% 11/15/41	5,000	5,206
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	100,232
Series 2016 A, 5% 9/1/31	5,000	6,028
Series 2018 A, 5% 1/1/27	35,000	43,108
Series A:
4% 9/1/35	45,000	50,764
5% 9/1/30	60,000	72,584
Series B:
5% 10/1/33	10,000	12,475
5% 10/1/36	25,000	30,929
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,511

TOTAL CONNECTICUT		1,497,476

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,348
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,309
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	53,786

TOTAL DELAWARE		77,443

District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	71,522
Series 2016 A, 5% 6/1/32	40,000	48,281
Series 2017 A, 5% 6/1/29	45,000	56,055
Series 2017 D, 5% 6/1/42	35,000	42,497
Series 2019 A:
5% 10/15/31	80,000	103,590
5% 10/15/44	15,000	18,676
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	237,929
5% 10/1/33	205,000	266,846
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,734
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,469
Series 2014 C:
5% 10/1/27	20,000	23,069
5% 10/1/28	50,000	57,597
Series 2019 A, 5% 10/1/44	20,000	25,219
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	20,817
4% 10/1/53	45,000	50,301
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,804
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	28,844
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	52,833
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	14,155
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	48,119
Series 2014 A:
5% 10/1/28 (b)	40,000	45,749
5% 10/1/44 (b)	105,000	118,965
Series 2018 A, 5% 10/1/27 (b)	65,000	81,198
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	12,372
Series 2017 B, 5% 7/1/42	70,000	83,878

TOTAL DISTRICT OF COLUMBIA		1,580,519

Florida - 4.7%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	85,244
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,738
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	71,229
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	52,837
4% 7/1/40	20,000	22,429
Series 2017, 3.375% 7/1/42	70,000	74,798
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	79,904
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	22,947
Series 2018 A, 4% 6/1/37	55,000	64,521
Series 2019 D, 4% 6/1/30	35,000	42,944
Series A, 5% 6/1/27	80,000	94,814
Series C:
4% 6/1/28	30,000	32,309
5% 6/1/25	90,000	106,666
Series D, 4% 6/1/32	25,000	28,827
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	64,481
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	45,502
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,534
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	53,829
3.25% 8/1/49	10,000	10,827
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,644
5% 10/1/28	25,000	27,237
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	41,483
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	156,953
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	82,851
Series 2013 C, 5.25% 10/1/30	150,000	167,733
Series 2014, 5% 10/1/28	65,000	74,778
Series 2019 A:
5% 10/1/24	85,000	98,042
5% 10/1/27	80,000	100,393
5% 10/1/29	25,000	32,644
5% 10/1/32	60,000	78,242
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,304
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,390
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,476
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	137,547
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	48,203
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	42,909
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	236,000
Series 2016 A, 5% 10/1/41	20,000	23,577
Series 2020 A, 4% 10/1/39	130,000	152,234
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	15,638
0% 10/1/44	50,000	22,979
0% 10/1/46	10,000	4,236
0% 10/1/47	150,000	61,065
Series 2016:
0% 10/1/31	5,000	3,754
0% 10/1/32	15,000	10,785
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	108,171
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,029
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	65,494
Series 2015 B, 5% 7/1/27	40,000	45,822
Series 2015 D, 3% 7/1/39	10,000	10,678
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	129,576
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	6,588
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	26,002
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	87,410
Series 2017 B, 3.125% 10/1/39	5,000	5,359
Series 2019 B, 3% 10/1/49	10,000	10,599
Series 2019, 5% 10/1/46	40,000	48,871
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	12,031
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	75,636
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	70,482
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,708
Series 2016 B, 4% 10/1/36	30,000	33,914
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,205
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,309
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40	40,000	47,096
5% 12/1/45	100,000	116,878
Series 2012, 5% 6/1/22	100,000	105,609
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	107,897
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	67,283
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	83,004
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	138,918
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,463

TOTAL FLORIDA		4,295,509

Georgia - 2.0%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	62,356
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	140,000	144,686
Series 2019 B, 4% 7/1/49 (b)	125,000	139,395
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/29	5,000	5,837
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	35,502
5% 11/1/40	40,000	46,475
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	29,585
Series 2018 C, 4% 11/1/37	15,000	17,522
5% 11/1/28	25,000	29,249
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,027
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,458
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,192
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	133,098
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,757
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	97,285
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	64,537
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46	55,000	58,294
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,487
Series 2016 E, 5% 12/1/23	195,000	219,621
Series 2016 F, 5% 1/1/26	25,000	30,277
Series 2017 A, 5% 2/1/27	40,000	50,017
Series 2017 C, 5% 7/1/27	45,000	56,892
Series 2018 A:
3% 7/1/33	25,000	27,962
5% 7/1/27	5,000	6,321
Georgia Hsg. & Fin. Auth. Series 2015 A, 3.95% 12/1/43	50,000	52,522
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	73,056
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,659
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	113,771
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	82,712
Series 2019 A, 3.125% 7/1/46	25,000	26,587
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,859
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	100,000	133,466

TOTAL GEORGIA		1,882,464

Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	100,000	116,026
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,645
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	11,944
Series 2016 FG, 5% 10/1/30	30,000	36,602
Series FN 5% 10/1/22	10,000	10,716
Series FT:
5% 1/1/27	50,000	62,026
5% 1/1/32	65,000	80,958
Series FW, 3.5% 1/1/38	35,000	38,806
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	117,110
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	267,277
Series 2018 A, 3.375% 7/1/42	40,000	43,207

TOTAL HAWAII		822,317

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,584
5% 3/1/28	195,000	242,850
Series 2015 ID, 5.5% 12/1/29	20,000	23,796

TOTAL IDAHO		297,230

Illinois - 4.2%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	40,000	31,083
Series 2002 B, 5% 1/1/26	15,000	16,882
Series 2007 E, 5.5% 1/1/35	45,000	50,385
Series 2011 A, 5% 1/1/40	35,000	35,061
Series 2014 A, 5.25% 1/1/30	30,000	32,629
Series 2015 A:
5% 1/1/26	15,000	16,882
5.5% 1/1/33	20,000	22,463
Series 2015 C, 5% 1/1/27	50,000	57,583
Series 2019 A, 5% 1/1/40	15,000	17,575
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	72,797
Series 2014 B, 5% 1/1/27	5,000	5,604
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	20,000	20,695
Series 2013 B, 5% 1/1/26	55,000	59,368
Series 2013 D, 5% 1/1/44	15,000	16,034
Series 2015 B, 5% 1/1/28	45,000	52,201
Series 2017 B, 5% 1/1/33	30,000	35,656
Series 2017 D, 5% 1/1/42 (b)	35,000	40,367
Series 2018 B:
5% 1/1/37	45,000	55,044
5% 1/1/38	20,000	24,398
5% 1/1/48	10,000	11,963
Series 2020 B, 5% 1/1/29	60,000	76,313
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	85,000	87,874
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	36,183
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	35,042
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	18,095
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,931
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,474
Series 2014 A, 5% 10/1/21	25,000	25,587
Series 2016:
3.25% 5/15/39	160,000	165,722
3.25% 11/15/45	15,000	15,462
4% 1/1/25	145,000	163,948
4% 7/1/30	60,000	68,728
4% 12/1/31	25,000	27,512
5% 7/1/24	360,000	413,274
Series 2018 A:
5% 10/1/41	25,000	30,193
5% 10/1/48	20,000	24,168
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,755
4% 1/1/29	70,000	71,277
4% 1/1/30	35,000	35,597
Series 2013:
5% 7/1/22	5,000	5,266
5% 7/1/23	15,000	16,382
5.25% 7/1/31	85,000	91,140
Series 2014, 5% 4/1/27	55,000	60,705
Series 2016, 5% 2/1/27	65,000	77,353
Series 2017 A, 4.5% 12/1/41	35,000	38,477
Series 2017 B, 5% 12/1/24	65,000	73,977
Series 2017 C, 5% 11/1/29	10,000	11,678
Series 2017 D, 3.25% 11/1/26	40,000	43,773
Series 2018 A, 5% 10/1/24	120,000	135,951
Series 2018 B, 5% 10/1/24	20,000	22,658
Series 2019 B, 5% 9/1/25	30,000	34,757
Series 2020 D, 5% 10/1/25	50,000	58,032
Series November 2016, 4.125% 11/1/31	40,000	44,017
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,023
4.25% 6/15/30	45,000	45,190
Series 2013:
5% 6/15/23	140,000	151,298
5% 6/15/24	20,000	21,768
5% 6/15/25	5,000	5,427
Series 2016 A, 3% 6/15/33	25,000	25,568
Series 2016 C, 4% 6/15/23	75,000	79,434
Series 2016 D, 3% 6/15/31	35,000	36,029
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,854
Series 2015 A, 5% 1/1/40	25,000	29,038
Series 2016 A, 5% 12/1/31	50,000	59,621
Series B:
5% 1/1/27	25,000	30,823
5% 1/1/30	50,000	65,323
Series C, 5% 1/1/30	30,000	39,194
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	76,851
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	22,871
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	54,165
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,899
Series 1998 A:
5.5% 12/15/23	30,000	32,649
5.5% 12/15/23 (Escrowed to Maturity)	5,000	5,051
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,257
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,902
Series 2002:
0% 12/15/23	30,000	29,178
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,307
Series 2012 B:
4.25% 6/15/42	20,000	20,521
5% 12/15/28	20,000	20,869
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	4,832
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	55,138
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,629
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,232

TOTAL ILLINOIS		3,910,912

Indiana - 1.2%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	54,713
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	55,508
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	84,821
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	42,202
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	65,305
Series 2019 E:
5% 2/1/36	25,000	31,939
5% 2/1/40	65,000	81,671
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	115,553
5% 1/1/31	65,000	75,097
Series 2016 C, 5% 1/1/24	150,000	168,562
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	127,451
5% 2/1/54	25,000	30,613
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	49,831
Series 2011 A, 5.5% 2/1/33	45,000	45,164
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,594
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	70,568

TOTAL INDIANA		1,103,592

Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	59,494
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	142,071
Series 2020 A, 5% 8/1/36	105,000	137,647
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	38,573

TOTAL IOWA		377,785

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,538
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	55,713
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	48,057

TOTAL KANSAS		135,308

Kentucky - 0.6%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	90,959
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,367
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,512
5% 9/1/42	5,000	5,830
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,535
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	58,369
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	98,672
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	41,622
Series 2017 A, 3.25% 5/15/46	100,000	106,201

TOTAL KENTUCKY		503,067

Louisiana - 1.2%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,897
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	64,357
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	36,798
Series 2014 D1, 3% 12/1/29	40,000	42,373
Series 2017 A, 5% 4/1/25	25,000	29,420
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	195,915
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	55,207
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	31,796
Series 2017 A, 3.75% 7/1/47	30,000	31,657
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,869
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	56,825
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	35,395
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	109,923
5% 7/1/30	295,000	324,235
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	29,928
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	38,667

TOTAL LOUISIANA		1,143,262

Maryland - 1.2%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,757
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	94,302
Series 2018, 3% 5/1/31	40,000	44,640
Maryland Gen. Oblig.:
Series 2016, 5% 6/1/22	80,000	84,497
Series 2017 B, 5% 8/1/25	30,000	35,824
Series 2019 1, 5% 3/15/31	70,000	90,642
Series 2019, 5% 3/15/30	50,000	64,984
Series A:
5% 3/15/29	100,000	127,360
5% 3/15/30	30,000	37,923
Series C, 5% 8/1/24	5,000	5,771
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	60,013
Series 2017 MD, 4% 12/1/46	15,000	16,746
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,027
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	65,000	64,870
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	99,118
Series 2015 B, 3% 12/1/29	70,000	73,676
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,267
5% 6/1/34	65,000	78,119

TOTAL MARYLAND		1,077,536

Massachusetts - 3.2%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	158,768
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	37,326
Series 2007, 5.25% 7/1/28	40,000	52,134
Series A, 5.25% 7/1/28	20,000	26,067
Series B, 5% 7/1/33	5,000	5,832
Series C, 5.5% 7/1/23	65,000	72,699
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,741
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,066
Series 2017, 4% 4/1/41	30,000	33,508
Series BB1, 4% 10/1/46	25,000	27,643
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,196
Series D, 4% 7/1/45	25,000	26,120
Series F, 5% 8/15/24	110,000	126,458
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	68,669
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,720
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	154,099
Series 2016 B:
4% 7/1/33	75,000	85,505
5% 7/1/27	5,000	6,307
Series 2016 G, 3% 9/1/46	10,000	10,376
Series 2017 E, 5% 11/1/24	60,000	69,836
Series 2017 F, 5% 11/1/44	20,000	24,760
Series 2018 E, 5% 9/1/25	100,000	119,600
Series 2019 A, 5% 1/1/49	70,000	85,548
Series 2019 G, 5% 9/1/32	75,000	85,931
Series A:
5% 7/1/29	70,000	85,014
5% 7/1/31	45,000	54,424
Series B:
2% 3/1/34	70,000	70,191
5% 7/1/26	40,000	49,102
5% 7/1/27	20,000	25,229
Series C:
5% 5/1/30	35,000	46,441
5% 5/1/31	135,000	147,849
Series D, 5% 7/1/26	40,000	49,102
Series E:
5% 11/1/23	60,000	67,323
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	117,552
5% 11/1/26	20,000	24,785
Series F, 5% 11/1/40	15,000	18,722
Series G, 5% 9/1/33	55,000	62,966
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	92,190
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,593
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	73,670
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	25,648
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	58,657
Series 2016 B, 5% 11/15/46	30,000	36,022
Series B, 4% 2/15/42	65,000	69,665
Series C, 5% 11/15/34	35,000	42,363
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,006
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	193,158
Series 2020 B, 5% 8/1/43	140,000	179,286

TOTAL MASSACHUSETTS		2,972,867

Michigan - 1.6%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	236,421
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,583
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	100,000	101,232
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	17,908
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	80,606
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,682
Series 2016 I, 5% 10/15/21	120,000	123,095
Series I:
5% 4/15/26	40,000	48,012
5% 10/15/28	25,000	30,532
5% 10/15/30	15,000	18,211
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,259
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,814
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	65,745
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	22,869
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	34,345
Series 2016:
3.25% 11/15/42	25,000	26,372
5% 11/15/23	55,000	61,561
Series 2019 A:
4% 2/15/47	40,000	45,195
5% 2/15/34	55,000	69,361
Sseries 2016, 4% 11/15/46	50,000	55,448
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	44,371
Series 2010 F, 4% 11/15/47	30,000	33,265
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	53,206
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	42,604
5% 6/30/28 (b)	15,000	18,821
5% 12/31/28 (b)	55,000	69,629
5% 12/31/31 (b)	20,000	24,805
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	30,468
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/34	50,000	61,626

TOTAL MICHIGAN		1,477,046

Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	30,130
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	155,396
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	145,886
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,230
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	43,773
Series 2017 A, 5% 10/1/28	25,000	31,621
Series 2018 A, 5% 8/1/23	125,000	139,062
Series 2018 B, 3.25% 8/1/36	5,000	5,526
Series 2019 A, 5% 8/1/27	50,000	63,382
Series 2019 B, 5% 8/1/27	20,000	25,353
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	145,494
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,142

TOTAL MINNESOTA		845,995

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,437
Mississippi Dev. Bank Spl. Oblig.:
(Mississippi Dept. of Correction Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/27	50,000	61,434
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	65,000	78,130
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	80,979
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	166,725
5% 10/15/28	25,000	31,250

TOTAL MISSISSIPPI		436,955

Missouri - 0.7%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2012 B, 5% 5/1/32 (Pre-Refunded to 5/1/22 @ 100)	100,000	105,239
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,718
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	38,747
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	62,138
Series 2016, 5% 11/15/28	10,000	12,010
Series 2017 C, 3.625% 11/15/47	25,000	26,667
Series 2019 A, 4% 2/15/49	140,000	158,292
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	45,000	46,888
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,221
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	44,288
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	55,198
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	56,890

TOTAL MISSOURI		687,296

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	78,689
Nebraska - 0.1%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	74,324
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	50,586

TOTAL NEBRASKA		124,910

Nevada - 0.7%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	49,301
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	61,348
Series 2019 A:
5% 12/1/24	45,000	52,401
5% 12/1/28	40,000	51,711
Series 2019, 5% 6/1/25	25,000	29,573
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,345
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	160,327
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	21,180
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	82,032
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	49,294
Series 2018 C, 4% 7/1/48	50,000	54,828
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	53,642

TOTAL NEVADA		677,982

New Jersey - 4.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/27 (FSA Insured)	100,000	90,337
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	44,975
5% 11/1/31	35,000	43,587
Series UU:
5% 6/15/40	10,000	11,070
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,748
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	18,012
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	110,870
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	34,204
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,200
Series 2013 NN:
4% 3/1/29	20,000	20,987
5% 3/1/26	15,000	16,203
5% 3/1/31	40,000	42,901
Series 2013, 5% 3/1/24	10,000	10,831
Series 2014 PP, 4% 6/15/30	20,000	21,521
Series 2014 UU, 5% 6/15/30	40,000	44,824
Series 2015 XX:
4% 6/15/24	10,000	11,059
5% 6/15/21	50,000	50,461
Series NN, 5% 3/1/28	70,000	75,335
Series PP, 5% 6/15/30	5,000	5,603
Series UU, 4% 6/15/32	5,000	5,360
Series WW:
5% 6/15/37	30,000	33,944
5.25% 6/15/28	30,000	34,873
Series XX, 4.375% 6/15/27	60,000	67,729
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	45,000	51,383
Series 2014:
5% 6/15/24	5,000	5,687
5% 6/15/28	50,000	56,267
Series 2015 A, 5% 7/1/22	50,000	53,033
Series A, 4% 7/1/47	40,000	42,850
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,379
Series 2014:
4% 6/1/34	10,000	11,013
5% 6/1/21	55,000	55,400
Series 2016, 5% 6/1/24	25,000	28,497
Series O:
5.25% 8/1/21	10,000	10,159
5.25% 8/1/22	30,000	31,933
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,549
5% 10/1/26	135,000	163,065
5% 10/1/27	15,000	18,491
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	47,409
Series 2016, 3% 7/1/32	25,000	26,333
Series 2017 A, 4% 7/1/52	25,000	27,393
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	52,816
Series 2018 B, 5% 12/1/22 (b)	75,000	80,703
Series 2019 A, 5% 12/1/27	35,000	43,348
Series 2019 B, 3.25% 12/1/39 (b)	85,000	86,581
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	34,253
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	29,532
Series 2005 A:
5.25% 1/1/26 (FSA Insured)	30,000	36,432
5.25% 1/1/28 (FSA Insured)	50,000	64,023
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	48,797
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,908
Series 2014 A:
5% 1/1/27	50,000	57,069
5% 1/1/29	45,000	51,175
Series 2015 E, 5% 1/1/45	45,000	51,660
Series 2016 A, 5% 1/1/33	50,000	59,390
Series 2017 B, 4% 1/1/35	30,000	34,345
Series 2017 E, 5% 1/1/29	15,000	18,694
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,974
0% 12/15/25	60,000	56,976
0% 12/15/32 (FSA Insured)	40,000	31,692
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,520
Series 2008 A:
0% 12/15/23	45,000	43,838
0% 12/15/37	45,000	28,403
0% 12/15/38	35,000	21,270
Series 2010 A:
0% 12/15/25	40,000	37,491
0% 12/15/27	30,000	26,735
0% 12/15/29	20,000	16,698
0% 12/15/32	65,000	49,114
0% 12/15/33	15,000	10,949
Series 2011 A, 5% 6/15/26	35,000	35,292
Series 2011 B, 5.5% 6/15/31	35,000	35,312
Series 2015 AA, 5.25% 6/15/32	70,000	80,328
Series 2016 A, 5% 6/15/30	25,000	29,156
Series 2016 A-2, 5% 6/15/23	25,000	27,498
Series 2018 A, 5% 12/15/24	55,000	63,578
Series 2019 AA, 4.5% 6/15/49	65,000	73,707
Series 2019 BB, 4% 6/15/50	30,000	32,859
Series A:
0% 12/15/26	145,000	132,801
0% 12/15/31	30,000	23,431
4% 12/15/31	95,000	109,327
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,675
5% 6/15/30	50,000	58,311
Series A1, 4.1% 6/15/31	15,000	16,612
Series AA:
4% 6/15/36	20,000	22,530
4% 6/15/38	45,000	51,119
5% 6/15/23	45,000	49,465
5% 6/15/44	10,000	10,755
5.25% 6/15/27	20,000	23,375
Series C, 5.25% 6/15/32	65,000	74,450
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,155
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	28,975

TOTAL NEW JERSEY		3,809,572

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	74,454
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	43,413
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	33,190
5% 7/1/25	65,000	77,191

TOTAL NEW MEXICO		228,248

New York - 15.7%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,269
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	73,029
5% 7/1/37	100,000	117,026
Series 2017 A:
5% 7/1/24	30,000	34,408
5% 10/1/29	15,000	18,632
5% 10/1/47	30,000	45,212
Series 2018 A, 5% 7/1/21	35,000	35,409
Series 2018 B, 5% 10/1/38	45,000	55,931
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	43,224
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	134,876
4% 2/15/44	35,000	38,637
5% 2/15/30	55,000	66,353
5% 2/15/39	40,000	47,134
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	63,273
Series 2007, 5.5% 10/1/37	25,000	36,761
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,282
Series 2016 B, 5% 9/1/46	40,000	46,984
Series 2017:
5% 9/1/23	65,000	72,390
5% 9/1/47	30,000	35,942
Series 2018, 5% 9/1/35	20,000	24,964
Series 2020 A, 5% 9/1/30	120,000	159,908
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	35,571
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	75,047
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/21	85,000	86,339
Series 2016 A, 5% 8/1/26	150,000	178,411
Series 2016, 3% 8/1/34	25,000	26,259
Series 2017, 5% 8/1/27	25,000	31,287
Series 2018 1, 5% 8/1/28	10,000	12,451
Series 2018 B-1, 3.25% 10/1/42	55,000	57,824
Series 2019 E, 5% 8/1/25	30,000	35,597
Series 2020 A, 4% 8/1/44	20,000	22,624
Series 2020 A1, 5% 8/1/35	120,000	151,562
Series A, 5.25% 8/1/25	15,000	16,715
Series B1, 5% 10/1/32	70,000	89,594
Series D:
4% 12/1/41	50,000	57,748
4% 3/1/42	125,000	142,759
Series E, 5% 8/1/26	75,000	91,627
Series F, 5% 8/1/24	60,000	66,557
Series F1, 5% 3/1/27	385,000	419,129
Series G, 4% 8/1/28	200,000	218,875
Series J, 5% 8/1/24	50,000	57,459
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	15,000	16,210
Series 2016 I1A, 3.95% 11/1/36	70,000	76,069
Series 2017 C2, 1.7% 7/1/21	10,000	10,012
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	70,000	70,202
Series 2019 E1, 3.25% 11/1/49	35,000	36,525
Series 2020 D1B, 2.4% 11/1/50	75,000	71,697
Series E1, 3.45% 5/1/59	10,000	10,424
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/37	50,000	32,820
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	6,096
0% 3/1/44	45,000	22,869
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	12,234
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,821
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	69,331
5% 6/15/38	35,000	38,352
Series 2015 HH, 5% 6/15/29	65,000	76,543
Series 2016 BB, 5% 6/15/46	40,000	46,562
Series 2017 DD, 5.25% 6/15/47	60,000	73,821
Series 2017 EE, 5% 6/15/36	60,000	72,772
Series 2018 AA, 5% 6/15/37	5,000	6,052
Series 2018 DD1, 5% 6/15/48	15,000	18,193
Series 2019 DD, 5.25% 6/15/49	65,000	80,033
Series 2020 CC1, 4% 6/15/49	35,000	40,328
Series BB, 5% 6/15/49	180,000	224,079
Series CC:
4% 6/15/42	90,000	104,909
5% 6/15/30	25,000	32,851
Series DD:
5% 6/15/25	75,000	84,489
5% 6/15/36	95,000	108,073
Series EE, 5% 6/15/32	10,000	11,970
Series FF, 4% 6/15/37	80,000	93,775
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	205,359
Series 2018 S2, 5% 7/15/24	70,000	80,532
Series 2018 S4, 5% 7/15/31	30,000	37,776
Series S1:
5% 7/15/26	50,000	60,235
5% 7/15/27	15,000	17,421
5% 7/15/29	60,000	69,514
5% 7/15/35	35,000	42,956
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	85,666
Series 2014, 5% 11/1/25	30,000	34,266
Series 2016 A, 5% 5/1/40	15,000	17,689
Series 2016 B1, 5% 11/1/35	105,000	124,850
Series 2017 F:
3% 5/1/34	50,000	53,277
4% 5/1/37	80,000	91,608
Series 2018 A, 5% 8/1/38	55,000	67,051
Series 2018 B, 5% 8/1/45	50,000	60,181
Series 2019 C, 4% 11/1/37	30,000	34,668
Series 2019 C1, 4% 11/1/36	50,000	58,033
Series A, 4% 11/1/35	80,000	94,868
Series A1:
5% 5/1/23	130,000	142,971
5% 8/1/24	50,000	57,656
Series B:
4% 8/1/38	100,000	114,731
4% 8/1/39	20,000	22,893
Series B1, 5% 11/1/28	30,000	35,761
Series C:
3.25% 11/1/43	140,000	148,409
4% 2/1/27	70,000	82,696
5% 11/1/26	40,000	49,373
Series C1:
4% 5/1/40	10,000	11,640
4% 5/1/44	30,000	34,518
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,568
4% 4/1/28	75,000	87,262
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	75,000	36,177
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	234,457
Series 2014 C, 5% 3/15/28	205,000	232,156
Series 2016 D, 5% 2/15/26	115,000	139,042
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	116,142
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	243,449
5% 7/1/30	20,000	26,053
Series 2014 A, 5.5% 1/1/39	20,000	21,426
Series 2014, 5% 7/1/22	85,000	89,838
Series 2015 A:
4.125% 5/1/42	50,000	53,552
5% 5/1/21	75,000	75,254
5% 7/1/21	105,000	106,136
5% 5/1/33	40,000	45,605
Series 2018 A:
5% 10/1/22	195,000	208,514
5% 8/1/25	100,000	116,608
Series 2019 A:
5% 7/1/23	90,000	99,677
5% 7/1/27	20,000	25,049
Series 2019 C, 4% 7/1/49	45,000	51,445
Series 2020 A2, 5% 7/1/31	25,000	33,417
Series 2020, 3% 2/1/50	55,000	57,101
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	97,918
Series 2017 A:
5% 3/15/43	75,000	89,379
5% 3/15/44	210,000	249,828
Series 2018, 5% 3/15/48	75,000	91,263
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	11,023
Series 2019 B, 5% 6/15/31	25,000	32,765
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	64,220
New York Liberty Dev. Corp. (7 World Trade Ctr. Proj.) Series 2012 1, 4% 9/15/35	115,000	117,976
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	175,202
5% 11/15/25	195,000	209,272
Series 2016 A, 5% 11/15/26	90,000	110,580
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	67,594
Series 2012 F, 5% 11/15/25	5,000	5,331
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	56,289
Series 2015 F, 3.25% 11/15/31	35,000	36,940
Series 2016 B, 5% 11/15/29	135,000	160,361
Series 2016 C2A, 3% 11/15/38	25,000	25,712
Series 2016 D:
3% 11/15/32	50,000	52,150
5% 11/15/27	10,000	11,987
Series 2017 A, 4% 11/15/37	190,000	210,154
Series 2017 A1, 4% 11/15/48	30,000	32,384
Series 2017 B, 5% 11/15/23	145,000	161,343
Series 2017 C1:
4% 11/15/34	55,000	61,406
5% 11/15/24	20,000	23,021
5% 11/15/25	45,000	53,243
5% 11/15/28	25,000	30,889
Series 2017 D, 4% 11/15/42	85,000	93,026
Series 2018 B:
5% 11/15/25	35,000	41,411
5% 11/15/27	20,000	24,626
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	44,687
Series 2020 A, 5% 11/15/47	65,000	78,260
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	136,438
Series 2017 B:
5% 2/15/39	15,000	18,264
5% 2/15/43	50,000	60,401
Series 2018 A, 5% 3/15/32	50,000	63,621
Series 2019 A:
5% 3/15/39	100,000	123,550
5% 3/15/40	90,000	110,895
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,652
Series 2019 A, 5% 2/15/49	30,000	37,547
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,295
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	61,441
Series 2019 R, 3.15% 11/1/54	25,000	25,582
Series L, 3.45% 11/1/42	25,000	26,250
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	25,690
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,093
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	40,000	45,584
Series 2020 C, 5% 3/15/33	225,000	292,153
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	85,223
New York Thruway Auth. Gen. Rev.:
Series 2014 K:
5% 1/1/23	60,000	64,876
5% 1/1/26	80,000	92,898
Series 2016 A, 5% 1/1/51	30,000	34,805
Series 2019 B, 3% 1/1/46	50,000	51,131
Series K:
5% 1/1/28	10,000	11,588
5% 1/1/29	90,000	104,184
Series L, 5% 1/1/34	70,000	86,163
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	36,245
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (b)	30,000	32,317
4% 1/1/51 (FSA Insured) (b)	30,000	32,188
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (b)	50,000	55,617
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	43,575
Series 2016 A, 5% 3/15/26	20,000	24,232
Series 2019 A:
5% 3/15/42	15,000	18,396
5% 3/15/44	25,000	30,808
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	69,101
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	31,531
5% 12/1/40	160,000	201,272
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	5,000	5,383
Series 2021, 4% 3/1/23	335,000	356,745
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,596
5% 5/1/27	15,000	16,764
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,580
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	47,080
Series 2012 B, 5% 11/15/29	140,000	150,601
Series 2013 A, 0% 11/15/32	35,000	27,254
Series 2013 B, 4% 11/15/23	50,000	54,832
Series 2016 A:
5% 11/15/31	50,000	60,251
5% 11/15/41	25,000	29,671
Series 2018 C, 5% 11/15/37	25,000	31,083
Series 2019 A, 5% 11/15/49	45,000	55,011
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	85,943
Series 2017:
5% 12/15/38	25,000	30,975
5% 12/15/41	50,000	61,667
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	46,178

TOTAL NEW YORK		14,536,177

New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	82,253
Series 189:
5% 5/1/27	210,000	246,519
5% 5/1/30	20,000	23,399
Series 194:
5% 10/15/25	25,000	29,908
5% 10/15/30	35,000	41,509
5% 10/15/32	55,000	65,148
5% 10/15/35	100,000	118,158
Series 198, 5% 11/15/46	15,000	17,905
Series 202, 5% 10/15/30 (b)	20,000	24,301
Series 207, 5% 9/15/26 (b)	185,000	225,114
Series 209, 5% 7/15/31	30,000	37,919
Series 214, 5% 9/1/33 (b)	105,000	131,568

TOTAL NEW YORK AND NEW JERSEY		1,043,701

North Carolina - 1.1%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,118
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	133,375
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	107,966
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	53,839
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	75,774
Series 2016 A, 5% 6/1/27	20,000	24,384
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	34,854
5% 3/1/28	50,000	57,753
Series 2019:
5% 3/1/31	45,000	57,553
5% 3/1/34	40,000	50,514
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	35,469
Series 2020 B, 5% 5/1/29	20,000	26,190
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	83,018
Series 2020 A, 4% 10/1/45	55,000	61,141
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	105,212
Wake County Series 2019 A, 3% 3/1/36	50,000	55,390

TOTAL NORTH CAROLINA		999,550

Ohio - 2.0%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,632
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	75,044
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	34,169
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	51,379
Series 2018 A, 5% 4/1/30	120,000	154,727
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	62,587
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,463
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	77,019
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	45,000	40,610
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	204,021
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	73,124
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,672
Series 2015 C:
5% 11/1/28	35,000	41,102
5% 11/1/30	50,000	58,761
Series 2017 C, 5% 8/1/26	25,000	30,733
Series 2018 A, 5% 2/1/29	25,000	30,066
Series 2019 A, 5% 5/1/27	60,000	75,205
Series R, 5% 5/1/24	15,000	17,148
Series S, 5% 5/1/29	50,000	60,631
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,655
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	22,930
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	24,859
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,675
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series A, 0% 2/15/41	60,000	36,773
(Infrastructure Projs.) Series 2005 A, 0% 2/15/43	25,000	14,297
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,272
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	37,522
Series 2019 B, 3% 6/1/46	55,000	58,880
Series 2020 A, 5% 12/1/38	185,000	239,953
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,764
Westerville City School District Series 2020, 3% 12/1/50	50,000	52,911

TOTAL OHIO		1,817,584

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,472
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,391
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,729
Series 2017 D, 5% 1/1/26	65,000	78,178
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	98,111

TOTAL OKLAHOMA		243,881

Oregon - 1.3%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,242
Clackamas County School District No. 46:
Series 2009:
0% 6/15/36	85,000	61,419
0% 6/15/39	100,000	65,578
Series B, 0% 6/15/34	35,000	26,891
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	37,984
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	18,828
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/45	50,000	62,596
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,510
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,605
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	240,207
Series A, 4% 5/1/37	110,000	130,819
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,674
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	117,944
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	46,123
5% 5/15/29	100,000	128,711
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	123,113
Series 2018 A, 3.25% 10/1/34	50,000	53,933

TOTAL OREGON		1,183,177

Pennsylvania - 2.7%
Allegheny County Series C77, 5% 11/1/43	25,000	30,806
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,612
Bristol School District Series 2013, 5% 6/1/40	20,000	21,798
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	68,000
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,967
5% 10/1/46	135,000	160,613
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	38,129
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,906
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	66,682
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	36,537
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	64,369
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	40,000	50,422
5% 11/15/28	90,000	112,715
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	27,646
5% 12/31/28 (b)	35,000	41,581
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	42,908
Series 2015 1:
5% 3/15/26	55,000	64,914
5% 3/15/29	60,000	69,994
Series 2015:
4% 8/15/34	175,000	196,290
5% 8/15/32	60,000	70,800
Series 2016 2, 3% 9/15/36	45,000	47,663
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	36,661
5% 8/15/25	35,000	41,748
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,265
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,404
Series 2017 123B:
3.45% 10/1/32	10,000	10,713
3.9% 10/1/37	25,000	25,000
Series 2017 125B, 3.65% 10/1/42	30,000	31,872
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	165,000	183,965
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	40,000	38,956
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	28,515
Series 2014 A, 0% 12/1/39 (c)	5,000	5,152
Series 2014 C, 5% 12/1/39	30,000	34,383
Series 2014, 5% 12/1/33	55,000	63,492
Series 2015 A1, 4% 12/1/41	60,000	65,667
Series 2017 A1, 5% 12/1/30	40,000	50,012
Series 2017 B, 5.25% 6/1/47	55,000	67,162
Series 2017, 5% 12/1/40	50,000	60,684
Series 2019 A, 5% 12/1/35	35,000	44,471
Series 2019, 5% 12/1/32	30,000	38,067
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	116,258
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,631
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	55,690
Series 2015 B, 5% 8/1/25	20,000	23,656
Series 2017 A:
5% 8/1/22	30,000	31,773
5% 8/1/23	40,000	44,213
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,517
Series 2018 B, 4% 9/1/43	30,000	33,955
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,244

TOTAL PENNSYLVANIA		2,524,478

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,094
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	50,000	50,481
Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	18,645

TOTAL PUERTO RICO		69,126

Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	32,853
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,621
5% 5/15/31	50,000	57,987

TOTAL RHODE ISLAND		96,461

South Carolina - 0.9%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	45,157
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	40,691
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	139,606
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5.125% 12/1/43	25,000	27,801
Series 2014 A, 5.5% 12/1/54	25,000	28,272
Series 2014 C:
5% 12/1/29	40,000	45,898
5% 12/1/36	45,000	51,215
Series 2015 A, 5% 12/1/21 (Escrowed to Maturity)	250,000	257,958
Series 2016 A, 3.25% 12/1/35	15,000	16,078
Series A, 3% 12/1/41	30,000	31,777
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	102,998

TOTAL SOUTH CAROLINA		787,451

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	20,921
3.25% 8/1/44	30,000	31,538
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,368
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	64,547
Series 2016 A, 4% 1/1/42	10,000	10,861
Series 2019, 4% 11/15/43	55,000	61,072
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	96,941
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	76,863
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	62,507
4% 7/1/54	35,000	39,610
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	82,585
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	34,035
Series 2006 A, 5.25% 9/1/26	30,000	36,422
Series 2006 C:
5% 2/1/24	10,000	11,185
5% 2/1/27	15,000	17,986
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,316
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	55,647
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	15,000	15,927
Series 2018 3, 3.75% 7/1/38	35,000	37,834
Series 2020 1A, 2.4% 1/1/44	30,000	30,130
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	20,000	21,037
Series A, 5% 11/1/42	105,000	127,452

TOTAL TENNESSEE		1,027,784

Texas - 9.1%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,622
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	133,356
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	62,053
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	88,511
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,001
Series 2017, 4% 8/1/33	20,000	23,076
Series 2019, 4% 8/1/35	25,000	29,473
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	59,423
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,117
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	110,800
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	89,046
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	86,750
Series 2016, 3.375% 1/1/41	20,000	21,158
City of Denton Series 2017, 4% 2/15/47	50,000	55,842
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	21,812
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	11,034
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	115,004
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	173,226
Series 2019, 5% 2/15/30	45,000	58,191
Series 2020 A, 3% 2/15/35	120,000	137,997
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	85,000	87,229
Series 2013 D, 5.25% 11/1/25	30,000	30,852
Series 2013 F, 5% 11/1/21	20,000	20,549
Series 2014 A, 5.25% 11/1/27 (b)	40,000	44,765
Series 2020 A, 5% 11/1/30	55,000	72,596
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,212
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	75,209
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	120,137
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,531
Series 2019, 4% 8/15/39	35,000	41,473
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	45,858
0% 10/1/46 (c)	40,000	45,138
0% 10/1/48 (c)	30,000	33,859
Series 2018 A, 5% 10/1/37	40,000	49,563
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	212,319
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	80,498
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	118,142
Series 2016 A, 5% 8/15/33	15,000	18,082
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	45,508
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	43,922
Series 2014 C, 5% 11/15/30	170,000	189,708
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	3,014
0% 11/15/49 (FSA Insured)	25,000	7,136
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	66,699
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,275
0% 9/1/33 (AMBAC Insured)	80,000	56,872
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,680
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	38,073
Series 2017:
5% 2/15/22	10,000	10,420
5% 2/15/23	20,000	21,798
5% 2/15/27	50,000	62,422
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	85,334
Series 2017 B, 5% 11/15/29	45,000	56,434
Series 2019 B, 4% 11/15/44	55,000	64,411
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,931
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	24,247
Katy Independent School District Series 2017, 4% 2/15/47	250,000	284,268
Leander Independent School District:
Series 2014 D:
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,429
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,120
Series 2016 A:
0% 8/16/44	10,000	4,470
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	5,000	2,311
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	24,133
Midland County No. 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,079
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	67,102
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	30,366
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,750
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	47,233
Series 2014 B, 5% 1/1/31	125,000	139,487
Series 2015 A, 5% 1/1/27	100,000	116,001
Series 2017 A, 5% 1/1/28	200,000	238,528
Series 2018:
4.25% 1/1/49	55,000	61,513
5% 1/1/48	20,000	23,731
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	243,964
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	380,000	490,263
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,098
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	54,325
Series 2015:
5% 2/1/23	95,000	103,217
5% 2/1/24	100,000	113,080
5% 2/1/27	40,000	48,110
5% 2/1/32	5,000	5,941
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	20,790
5% 2/1/22	40,000	41,576
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	228,746
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	64,039
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	215,937
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	62,660
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	16,194
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	30,836
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	127,993
5% 10/1/23	50,000	55,960
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	81,357
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	96,660
Series 2015 A, 5% 10/1/24	55,000	63,833
Series 2016 A, 5% 4/1/30	50,000	60,433
Series 2017 B, 5% 10/1/33	25,000	31,030
Series 2018 B, 5% 8/1/24	45,000	51,923
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	40,000	39,936
Series A, 0% 8/15/29 (AMBAC Insured)	35,000	30,142
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A:
4% 8/15/38	25,000	25,769
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	122,646
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,379
Series 2018 A:
4% 10/15/32	50,000	59,738
4% 10/15/37	40,000	47,175
Series 2019 A, 4% 10/15/49	90,000	105,418
Series 2020, 5% 8/1/33	15,000	19,742
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	142,991
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	198,174
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	80,000	81,418
Series 2016 J:
5% 8/15/24	60,000	69,216
5% 8/15/26	55,000	67,590
Series 2017 B, 3.375% 8/15/44	40,000	43,863
Series 2019 A, 5% 8/15/31	85,000	110,264
Waller Independent School District Series 2020, 4% 2/15/50	100,000	116,458

TOTAL TEXAS		8,419,793

Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	56,125
Series 2017 B1, 5% 8/1/26	200,000	245,748
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,942
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	17,732
5% 6/15/29	15,000	17,603
Series 2016, 4% 12/15/29	25,000	28,250

TOTAL UTAH		406,400

Virginia - 1.1%
Arlington County Series 2019, 4% 6/15/35	5,000	6,019
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	74,402
Series 2019, 5% 11/1/23	55,000	61,246
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	16,739
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,823
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	32,141
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	203,520
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	96,116
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	70,000	90,982
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	107,625
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	76,249
Series 2016 A, 5% 2/1/23	40,000	43,521
Series 2017 E, 5% 2/1/24	5,000	5,659
Series 2019 C, 5% 2/1/30	15,000	19,422
Series 2017 A:
5% 2/1/23	45,000	48,961
5% 2/1/24	40,000	45,268
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,264
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	5,903
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,049
Series 2014, 4% 10/1/38	35,000	38,242

TOTAL VIRGINIA		1,029,151

Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	55,545
5% 11/1/36	30,000	36,444
5% 11/1/41	85,000	102,287
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	46,398
Series 2016 A:
5% 7/1/26	40,000	40,456
5% 7/1/28	35,000	42,600
Series 2017 A, 5% 7/1/26	50,000	52,956
Series 2018 C, 5% 7/1/33	30,000	37,927
Series 2020 A, 5% 7/1/28	70,000	90,181
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	65,952
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,466
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,874
King County School District 210 Series 2018, 5% 12/1/30	80,000	100,375
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	84,681
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	91,935
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	129,835
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,768
Washington Gen. Oblig.:
Series 2012 D, 5% 7/1/22	150,000	159,078
Series 2013 A, 4% 8/1/35	65,000	67,451
Series 2014 A, 5% 8/1/26	40,000	44,351
Series 2014 B:
5% 8/1/29	5,000	5,533
5% 8/1/31	170,000	188,033
Series 2014 E, 5% 2/1/32	110,000	123,658
Series 2015 B, 5% 2/1/28	85,000	99,244
Series 2015 H:
5% 7/1/26	30,000	35,031
5% 7/1/29	40,000	46,546
Series 2016 A1, 5% 8/1/29	10,000	11,866
Series 2016 C, 5% 2/1/35	20,000	23,760
Series 2017 R-A, 5% 8/1/23	100,000	111,175
Series 2018 A, 5% 8/1/22	135,000	143,701
Series 2018 C, 5% 8/1/28	55,000	69,131
Series 2018 D, 5% 8/1/28	30,000	37,708
Series 2020 A, 5% 1/1/26	30,000	36,238
Series 2020 B, 5% 6/1/37	55,000	69,943
Series 2020 E, 5% 6/1/45	15,000	18,916
Series 2021 A, 5% 8/1/39	50,000	64,736
Series R, 5% 7/1/29	100,000	116,364
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	51,165
Series 2012 A, 5% 10/1/38	40,000	45,453
Series 2017 B, 3.5% 8/15/38	60,000	64,499
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	66,500
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	30,002
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,127

TOTAL WASHINGTON		2,801,889

West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	80,999
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	98,187
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,228
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	79,640

TOTAL WEST VIRGINIA		290,054

Wisconsin - 0.9%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	59,895
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	46,951
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	47,434
5% 3/1/46	50,000	58,478
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	49,546
Series 2016 2, 5% 11/1/29	70,000	84,962
Series 3, 5% 11/1/31	30,000	37,038
Series A:
4% 5/1/27	30,000	34,964
5% 5/1/34	60,000	70,593
Series D, 5% 5/1/23	45,000	49,510
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	65,662
Series 2014 A, 5% 11/15/25	40,000	45,903
Series 2016 A:
3.5% 2/15/46	20,000	20,422
4% 11/15/39	40,000	44,475
Series 2017 A, 5% 4/1/28	35,000	43,240
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	30,377	31,758
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,811
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	29,902

TOTAL WISCONSIN		832,544

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,608
TOTAL MUNICIPAL BONDS
(Cost $89,736,347)		91,189,352
	Shares	Value

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund 0.09% (d)(e)
(Cost $43)	43	43
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $89,736,390)		91,189,395
NET OTHER ASSETS (LIABILITIES) - 1.4%		1,291,991
NET ASSETS - 100%		$92,481,386

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$471
Total	$471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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